RIGHTS-OF-USE ASSETS AND LEASE OBLIGATIONS - Net book value of rights-of-use assets (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	₽ 138,817	₽ 149,007
Depreciation, right-of-use assets	19,965	19,568
Additions to right-of-use assets	20,436	22,572
Interest expense accrued on lease liabilities	13,416	12,852	₽ 954
Expenses recognized in respect of variable lease payments not included in lease liabilities	691	209
Discontinued operations
Disclosure of quantitative information about right-of-use assets
Depreciation, right-of-use assets	1,644	1,388
Interest expense accrued on lease liabilities	1,246	1,066
Sites for placement of network and base station equipment
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	93,694	92,500
Depreciation, right-of-use assets	6,900	7,784
Land and buildings
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	45,020	53,792
Depreciation, right-of-use assets	11,968	10,955
Vehicles and other
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	103	1,210
Depreciation, right-of-use assets	404	135
Exclusive rights for trademarks
Disclosure of quantitative information about right-of-use assets
Right-of-use assets		1,505
Depreciation, right-of-use assets	₽ 693	₽ 694